Submission	Sep. 11, 2026
Submission [Line Items]
Central Index Key	0002141616
Registrant Name	Amaero Inc.
Registration File Number	333-298612
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES